NOTE 15: LEASE LIABILITY	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
LEASE LIABILITY

The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018 as follows:

Operating lease commitments as at December 31, 2018	$180,696
Weighted average incremental borrowing rate as at January 1, 2019	6%
Lease liability as at January 1, 2019	$138,444

The lease liability consists of the following:

	Empower clinics	Sun Valley clinics	CBD extraction facility	Total

Balance, December 31, 2018	$—	$—	$—	$—
Adoption of IFRS 16	138,444	—	—	138,444
Additions	23,006	431,544	406,263	860,813
Interest expense	4,318	13,404	7,955	25,677
Payments	(64,681)	(112,798)	(26,233)	(203,712)
Termination of leases	(86,326)	—	—	(86,326)
Balance, September 30, 2019	$14,761	$332,150	$387,985	$734,896
Less: non-current portion of lease liability	3,060	174,681	337,355	515,096
Current portion of lease liability	$11,701	$157,469	$50,630	$219,800

During the year ended December 31, 2019, the Company recognized an expense of $92,349 with respect to short-term and low value leases.